Intangible Assets, Net - Schedule of Intangible Assets at Cost Less Accumulated Amortization (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets at Cost Less Accumulated Amortization [Line Items]
Less: accumulated amortization	$ (136,997)	$ (98,227)
Intangible assets, net	79,985	124,679
License [Member]
Schedule of Intangible Assets at Cost Less Accumulated Amortization [Line Items]
Intangible assets, gross	214,422	220,444
Computer software [Member]
Schedule of Intangible Assets at Cost Less Accumulated Amortization [Line Items]
Intangible assets, gross	$ 2,560	$ 2,462